Note 8 - Financial Instruments - Changes in Allowance for Doubtful Accounts (Details) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Mar. 31, 2019
Statement Line Items [Line Items]
Balance, beginning of period			$ 182,365	$ 60,121	$ 60,121
Provision for doubtful accounts	$ 29,570	$ 20,217	46,857	$ 36,923	192,202
Bad debts written off			(47,507)		(90,231)
Adjustment from IFRS 9 adoption					23,636
Foreign exchange			517		(3,363)
Assets classified as held for sale			(81,193)
Balance, end of period	$ 101,039		$ 101,039		$ 182,365